Transition Towards IFRS	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Transition Towards IFRS

2. TRANSITION TO IFRS

2.1 Requirements for the transition to IFRS

The following is a reconciliation between the shareholders’ equity, income statement, other comprehensive income and statement of cash flows amounts related to the consolidated financial statements issued according to the accounting framework prior at the transition date (January 1, 2017) and the adoption date (December 31, 2017), and the amounts presented according to IFRS in these consolidated financial statements.

2.2 IFRS exemptions

IFRS 1 allows first-time adopters to consider certain one-time exemptions. Such exemptions have been provided by IASB to simplify the first adoption of certain IFRS, eliminating the mandatory nature of their retroactive application.

a.	IFRS optional exemptions

Below are the optional exemptions applicable to the Group under IFRS 1:

i.	Deemed Cost of Property, Plant and Equipment:

The fair value of certain items of property, plant and equipment has been adopted as deemed cost as of the date of transition to IFRS.

ii.	Business combinations

IFRS 1 presents the option of applying IFRS 3 “Business Combinations” prospectively from the date of transition or from a specific date prior to the date of transition. This allows non-retrospective application that would require restatement of all business combinations prior to the transition date. The Group has opted for not applying IFRS 3 “Business Combinations” retrospectively for business combinations prior to the date of transition to IFRS.

iii.	Designation of previously recognized financial instruments

According to IFRS 1, the Group has designated previously recognized equity investments with active markets as financial instruments measured at fair value through profit or loss, in accordance with IFRS 9 paragraph 5.7.5 based on the facts and circumstances that exist as of the date of transition to IFRS. The other equity investments were designated as financial instruments measured at fair value through other comprehensive income.

The Group has not made use of the other optional exemptions available in IFRS 1.

b.	IFRS mandatory exemptions

Below are the mandatory exemptions applicable to the Group under IFRS 1:

i.	Estimates

The estimates made by the Group in accordance with IFRS as of January 1, 2017 (date of transition to IFRS) are consistent with the estimates made as of the same date according to the prior accounting framework.

ii.	Non-controlling interest

According to IFRS 1 the Group applied the requirements of IFRS 10 “Consolidated Financial Statements” prospectively for accounting for changes in the parent’s ownership interest in a subsidiary that do not result in a loss of control.

iii.	Derecognition of financial assets and financial liabilities

The Group applied the derecognition criteria of financial assets and liabilities under IFRS prospectively for transactions occurred after January 1, 2017.

iv.	Classification and measurement of financial assets

The Group has considered the facts and circumstances at the date of transition to IFRS (January 1, 2017) to assess the classification of financial assets in the three measurement categories established by IFRS 9.

v.	Impairment of financial assets:

At the date of transition to IFRSs, the Group used reasonable and supportable information that was available without undue cost or effort to determine the credit risk at the date that financial instruments were initially recognized (or for loan commitments and financial guarantee contracts the date that the entity became a party to the irrevocable commitment) and compare that to the credit risk at the date of transition to IFRSs. If, at the date of transition to IFRSs, determining whether there has been a significant increase in credit risk since the initial recognition of a financial instrument required undue cost or effort, the Group recognized a loss allowance at an amount equal to lifetime expected credit losses until that financial instrument is derecognized.

The other mandatory exemptions established by IFRS 1 have not been applied because they are not material to the Group.

2.3 Required reconciliations

2.3.1 Shareholders’ equity reconciliation as of December 31, 2017 and January 1, 2017

	Ref.	12/31/2017 Prior accounting framework	Reclassification (1)	IFRS Adjustments (2)	IAS 29 Restatement	12/31/2017 IFRS
ASSETS
Cash and due from banks	n.	11,129,475	(38,281)	6,275	5,287,455	16,384,924
Government and corporate securities	i.	15,346,036	(15,346,036)	—	—	—
Debt securities at fair value through profit or loss	c.	—	11,343,588	60,698	5,433,639	16,837,925
Derivatives		—	26,916	—	12,824	39,740
Repo transactions	i.	—	3,349,822	—	1,596,042	4,945,864
Other financial assets	n.	—	1,548,525	69,400	770,870	2,388,795
Loans and other financing	a., b., g., m., n.	—	59,120,298	(121,807)	28,110,179	87,108,670
Loans		54,954,373	(54,954,373)	—	—	—
Other receivables from financial transactions		6,561,396	(6,561,396)	—	—	—
Receivables from financial leases	i.	2,519,201	(2,519,201)	—	—	—
Other debt securities		—	358,894	—	170,997	529,891
Financial assets in guarantee		—	1,301,237	—	619,982	1,921,219
Investments in equity instruments	d.	—	39,437	7,216	22,228	68,881
Unlisted equity investments		734	(734)	—	—	—
Miscellaneous receivables		1,776,944	(1,776,944)	—	—	—
Premises and equipment		694,431	(694,431)	—	—	—
Property, plant and equipment	e., p	—	1,026,501	369,105	664,945	2,060,551
Miscellaneous assets		612,264	(610,671)	(1,593)	—	—
Investment properties	f., k., p	—	194,433	—	92,639	287,072
Intangible assets	j., n., p	324,501	(145,136)	131,799	148,256	459,420
Current income tax assets		—	122,224	—	58,234	180,458
Deferred income tax assets		—	49,099	734,521	373,360	1,156,980
Other non-financial assets	p.	—	324,439	152,009	227,006	703,454
Inventories	e., p.	—	102,666	3,200	50,440	156,306
Unallocated items		51,923	(51,923)	—	—	—

TOTAL ASSETS		93,971,278	(3,791,047)	1,410,823	43,639,096	135,230,150

LIABILITIES
Deposits		56,487,027	(78,310)	—	26,876,266	83,284,983
Other liabilities from financial transactions	i.	18,443,354	(18,443,354)	—	—	—
Other financial liabilities	g., m., n.	—	2,055,463	1,855,629	1,863,463	5,774,555
Financing received from the Argentine Central Bank and other financial institutions		—	3,525,853	—	1,679,913	5,205,766
Unsubordinated Negotiable obligations		—	8,588,971	—	4,092,266	12,681,237
Current income tax liability		—	824,922	—	393,039	1,217,961
Deferred income tax liability	j.	—	—	20,189	9,619	29,808
Subordinated negotiable obligations		685,873	—	—	326,788	1,012,661
Provisions		—	80,163	—	38,194	118,357
Other non-financial liabilities	h., l., n.	—	2,867,474	934,234	1,811,346	5,613,054
Miscellaneous liabilities		3,058,053	(3,058,053)	—	—	—
Provisions		80,163	(80,163)	—	—	—
Unallocated items		60,513	(60,513)	—	—	—
Non-controlling interests	o.	11,497	(7,690)	(3,807)	—	—

TOTAL LIABILITIES		78,826,480	(3,785,237)	2,806,245	37,090,894	114,938,382

SHAREHOLDERS’ EQUITY
Shareholders’ Equity attributable to owners of the parent company		15,144,798	(13,500)	(1,538,296)	6,476,465	20,069,467
Shareholders’ Equity attributable to non-controlling interest		—	7,690	142,874	71,737	222,301

TOTAL SHAREHOLDERS’ EQUITY		15,144,798	(5,810)	(1,395,422)	6,548,202	20,291,768

	Ref.	01/01/2017 Prior accounting framework	Reclassifications	IFRS Adjustments	IAS 29 Restatement	01/01/2017 IFRS
ASSETS
Cash and due from banks	n.	8,166,132	(151,165)	15,088	6,765,739	14,795,794
Government and corporate securities	i.	2,360,044	(2,360,044)	—	—	—
Debt securities at fair value through profit or loss	c.	—	362,338	62,370	357,839	782,547
Derivatives		—	28,304	—	23,848	52,152
Other financial assets	n.	—	1,775,764	101,113	1,581,366	3,458,243
Loans and other financing	a., b., g., m., n.	—	37,535,330	453,761	32,007,785	69,996,876
Loan		34,896,509	(34,896,509)	—	—	—
Other receivables from financial intermediation		3,772,736	(3,772,736)	—	—	—
Receivables from financial leases	i.	1,527,855	(1,527,855)	—	—	—
Other debt securities		—	2,302,305	(238,457)	1,738,899	3,802,747
Financial assets in guarantee		—	1,465,029	—	1,234,363	2,699,392
Investments in equity instruments	d.	—	3,363	—	2,834	6,197
Unlisted equity investments		3,501	(3,501)	—	—	—
Miscellaneous receivables		1,110,316	(1,110,316)	—	—	—
Premises and equipment		621,575	(621,575)	—	—	—
Property, plant and equipment	e., p.	—	685,369	199,609	745,640	1,630,618
Miscellaneous assets		425,501	(425,501)	—	—	—
Investment properties	p.	—	481,529	—	405,713	887,242
Intangible assets	f., k., p.	285,462	(114,802)	176,524	292,521	639,705
Deferred income tax assets	j., n.	—	41,657	493,087	450,550	985,294
Other non-financial assets	e., p.	—	19,993	158,077	150,033	328,103
Inventories	p.	—	29,565	735	25,529	55,829
Unallocated items		36,411	(36,411)	—	—	—

TOTAL ASSETS		53,206,042	(289,869)	1,421,907	45,782,659	100,120,739

LIABILITIES
Deposits		35,897,864	(35,734)	(1,156)	30,214,735	66,075,709
Other liabilities from financial intermediation	i.	6,514,834	(6,514,834)	—	—	—
Repo operations		—	590,891	—	497,856	1,088,747
Other financial liabilities	g., m., n.	—	1,663,352	1,367,587	2,553,724	5,584,663
Financing received from the Argentine Central Bank and others		—	1,715,733	—	1,445,594	3,161,327
Negotiable obligations issued		—	2,049,074	—	1,726,451	3,775,525
Current income tax liability		—	554,917	—	467,546	1,022,463
Deferred income tax liability	j., n	—	—	7,917	6,670	14,587
Subordinated negotiable obligations		—	1,378,758	—	1,161,675	2,540,433
Provisions		—	63,624	—	53,607	117,231
Other non-financial liabilities	h., l., n.	—	1,967,935	577,009	2,144,250	4,689,194
Miscellaneous liabilities		2,182,228	(2,182,228)	—	—	—
Provisions		63,252	(63,252)	—	—	—
Subordinated negotiable obligations		1,378,758	(1,378,758)	—	—	—
Unallocated items		134,158	(134,158)	—	—	—
Non-controlling interest	o.	103,397	(103,397)	—	—	—

TOTAL LIABILITIES		46,274,491	(428,077)	1,951,357	40,272,108	88,069,879

SHAREHOLDERS’ EQUITY
Shareholders’ Equity attributable to owners of the parent company		6,931,551	34,811	(605,903)	5,359,018	11,719,477
Shareholders’ Equity attributable to non-controlling interest		—	103,397	76,453	151,533	331,383

TOTAL SHAREHOLDERS’ EQUITY		6,931,551	138,208	(529,450)	5,510,551	12,050,860

(1)	“Reclassifications” includes reclassifications only related to clasisification differences between prior accounting framework and IFRS
(2)	“IFRS Adjustments” includes measurement adjustments and changes in the consolidation conclusions.

2.3.2 Reconciliation of net income for the financial year ended on December 31, 2017

	Ref.	12/31/2017 Prior accounting framework	Reclassification (1)	IFRS Adjustments (2)	IAS 29 Restatement	12/31/2017 IFRS
Financial income		15,494,671	(15,468,124)	(26,547)	—	—
Interest Income	a., b., l., m., n., p.	—	12,821,562	2,258,354	7,184,915	22,264,831
Financial expenses		(6,194,288)	6,194,288	—	—	—
Interest Expenses	m., n., p.	—	(5,010,485)	(617,631)	(2,681,549)	(8,309,665)

Net interest income		9,300,383	(1,462,759)	1,614,176	4,503,366	13,955,166
Net income from financial instruments at fair value through profit or loss (NIFFI)	c., n., p.	—	2,185,851	215,607	1,144,189	3,545,647
Exchange rate differences on gold and foreign currency	p.	—	250,758	15,496	126,858	393,112

NIFFI And Exchange rate differences		—	2,436,609	231,103	1,271,047	3,938,759

Net financial income		9,300,383	973,850	1,845,279	5,774,413	17,893,925

Services fee income	a., n., p.	—	4,235,477	(128,535)	1,956,777	6,063,719
Services fee expenses	n., p.	—	(614,220)	(212,372)	(393,835)	(1,220,427)
Income from insurance activities	p.	—	479,061	130,162	290,268	899,491

Net income from commissions		—	4,100,318	(210,745)	1,853,210	5,742,783

Subtotal		9,300,383	5,074,168	1,634,534	7,627,623	23,636,708
Results from exposure to changes in the purchasing power of money	p.	—	—	(1,755,051)	(836,204)	(2,591,255)
Other operating income	e., g., n., p.	—	1,357,456	(112,567)	593,135	1,838,024
Loan loss provisions	m., n., p.	(1,820,169)	(4,152)	(907,347)	(1,301,519)	(4,033,187)

Net operating income		7,480,214	6,427,472	(1,140,431)	6,083,035	18,850,290
Service fee income		4,973,272	(4,973,272)	—	—	—
Service fee expenses		(1,495,848)	1,495,848	—	—	—
Income from insurance activities		479,061	(479,061)	—	—	—
Administration expenses		(8,390,622)	8,390,622	—	—	—
Personnel Expenses	b., h., p.	—	(4,952,898)	(964,135)	(2,819,205)	(8,736,238)
Administration expenses	a., n., p.	—	(3,179,426)	(151,883)	(1,587,222)	(4,918,531)
Depreciations and impairment non-financial assets	e., f., p.	—	(264,835)	(156,436)	(200,717)	(621,988)
Other operating expenses	b., k., p.	—	(2,300,622)	(514,784)	(1,341,418)	(4,156,824)
Miscellaneous income		545,842	(545,842)	—	—	—
Miscellaneous losses		(376,480)	376,480	—	—	—

Net income from financial intermediation		3,215,439	(5,534)	(2,927,669)	134,473	416,709
Profit of associates and joint ventures		—	—	—	—	—
Non-controlling interest result		(5,897)	5,897	—	—	—

Income before taxes from continuing operations		3,209,542	363	(2,927,669)	134,473	416,709
Income tax	j., n., p.	(772,483)	(363)	(20,927)	(378,197)	(1,171,969)
Net loss for the year		2,437,059	—	(2,948,596)	(243,723)	(755,260)

Net loss for the year attributable to owners of the parent company		2,437,059	5,897	(2,953,890)	(243,436)	(754,370)
Net loss for the year attributable to non-controlling interest		—	(5,897)	5,294	(287)	(890)

Other comprehensive income	c., d., d.	—	—	31,753	15,129	46,882

Comprehensive income for the year		2,437,059	—	(2,916,843)	(228,594)	(708,378)
Comprehensive income for the year attributable to owners of the parent company		2,437,059	5,897	(2,922,146)	(228,311)	(707,501)
Comprehensive income for the year attributable to non-controlling interest		—	(5,897)	5,303	(283)	(877)

(1)	“Reclassifications” includes reclassifications only related to clasisification differences between prior accounting framework and IFRS
(2)	“IFRS Adjustments” includes measurement adjustments and changes in the consolidation conclusions.

2.3.3 Reconciliation of cash and cash equivalents of the statement of cash flow

Cash and cash equivalents

	12/31/2017 Prior accounting framework	Reclassifications	IFRS Adjustments and Restatement	12/31/2017 IFRS
Cash and due from Banks	11,129,475	(31,672)	5,287,121	16,384,924
Bills and Notes issued by the Central Bank	13,611,524	(3,964,824)	4,596,227	14,242,927
Mutual Funds	680,865	—	324,402	1,005,267

Total	25,421,864	(3,996,496)	10,207,750	31,633,118

	01/01/2017 Prior accounting framework	Reclassifications	IFRS Adjustments and Restatement	01/01/2017 IFRS
Cash and due from Banks	8,166,132	(136,140)	6,643,276	14,795,794
Bills and Notes issued by the Central Bank	336,785	—	283,759	620,544
Mutual Funds	1,185,637	—	998,961	2,184,598

Total	9,688,554	(136,140)	7,925,996	17,600,936

Statement of cash flow

	12/31/2017 Prior accounting framework	Adjustments	12/31/2017 IFRS
Operating activities (a.)	3,145,024	(21,244,955)	(18,099,931)
Investing activities (b.)	(282,816)	(97,732)	(380,548)
Financing activities (c.)	11,869,581	6,610,289	18,479,870
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents (d.)	1,001,522	13,031,269	14,032,791

Total	15,733,311	(1.701.129)	14,032,182

Operating activities (a.)

Prior accounting framework	3,145,024
Reclasification from other activities	(2,356,882)
Reclasification of Cash and Cash Equivalents	3,996,496
Intangible Assets	230,783
Adjustments that affect cash flow from operating activities	(17,274,460)
IAS 29 Restatement	(5,840,892)

Cash flow under IFRS 12/31/2017	(18,099,931)

Investing activities (b.)

Prior accounting framework	(282,816)
Adjustments that affect cash flow from operating activities	25,072
IAS 29 Restatement	(122,804)

Cash flow under IFRS 12/31/2017	(380,548)

Financing activities (c.)

Prior accounting framework	11,869,581
Reclasification from other activities	2,356,882
Adjustments that affect cash flow from operating activities	(1,710,092)
IAS 29 Restatement	5,963,499

Cash flow under IFRS 12/31/2017	18,479,870

Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents (d.)

Prior accounting framework	1,001,522
Exposure to changes in the purchasing power of money on cash and cash equivalents	12,626,546
IAS 29 Restatement	404,724

Cash flow under IFRS 12/31/2017	14,032,791

2.3.4 IFRS adjustments

(a) Adjustment in the recognition of interest income through the effective interest rate method

Pursuant to IFRS, origination fees and transaction costs are added to the loan interest rate and accrued during the expected life of such loan. As a result of the application of the effective interest rate, income from commissions and administration expenses have decreased and interest income has increased, recognized in the assets recorded in loans and other financings.

(b) Initial Recognition at Fair Value

Under IFRS, financial instruments are measured at their fair value on initial recognition. In the event that the Company originates loans with interest rate as transaction price that differs from their fair value, the entity will recognize the loan at its fair value. The difference between the asset’s fair value and the carrying amount is accounted as a gain or loss in the income statement.

The Company originates some financing that meets the conditions established by the IFRS, as a result the Group recognized an increase or decrease of assets corresponding to the pending to accrued interest rate.

(c) Valuation of investments at fair value

Pursuant to the prior accounting framework, the Entity valuated its investments in government bonds according to the Argentine Central Bank rules. According to the mentioned rules, instruments which appeared in lists of volatilities or present values issued by the Argentine Central Bank were valuated at their market value, while those instruments which not appeared in the aforementioned lists has been value at cost increased by their internal return rate.

IFRS 9 “Financial instruments” establishes that an entity must classify its financial assets according to the entity’s business model for managing the financial assets and the contractual cash flows characteristics. Based on the aforementioned, the Group has classified its investment portfolio into those held for trading, which were valued at fair value through profit and loss and those held for investment, which were valued at fair value with changes in other comprehensive income.

(d) Investments equity instruments

Under IFRS, any and all investments in which the Group has no control or significant influence must be measured at fair value. Under the prior accounting framework, such investments are measured at cost value or through equity method the lower. The adjustment at fair value of the investment meant an increase that was recognized in other comprehensive income by application of the exception in IFRS 1.

(e) Property, plant and equipment and other non-financial assets

The fair value of certain items of property, plant and equipment has been adopted as deemed cost as of the date of transition to IFRS, as described in note 2.2, net of the related impact on accumulated depreciation.

Under the prior accounting framework, other non-financial assets were recognized, as well as stationery expenses which do not comply with IFRS requirements to be recognized as assets. The derecognition of such assets originated an increase in administrative expenses.

(f) Intangible assets

According to IFRS, an intangible asset is an identifiable non-monetary asset that does not possess physical substance. In order to be recognized, the Company must have control over it and the asset must generate future economic benefits.

Under the prior accounting framework, the Company capitalizes costs relating to intangible assets that do not meet IFRS requirements for recognition. The adjustment corresponds to the derecognition of these assets and the reversal of the accumulated amortization.

(g) Financial Guarantees

Under IFRS, the financial guarantees granted must be recognized initially at their fair value, which equals to the commission charged in most of the cases. Such amount is later amortized at a straight line throughout the life of the contract. Upon each closing, the financial guarantees are measured by the higher between: (i) the amount of the loss allowance determined and (ii) the amount initially recognised less, when appropriate, the cumulative amount of income recognised in accordance with the principles of IFRS 15.

Pursuant to previous accouting framewrok, commissions collected in financial guarantee agreements are imputed to results upon collection.

As a result of IFRS application, the Group recognized financial assets and liabilities. The impact on results was a decrease in other operating income.

(h) Employee Benefits

Pursuant to IFRS, short-term benefits for employees such as vacations, salaries and social security contributions, are recognized as liabilities equivalent to the undiscounted amount the Group expects to pay for such benefit. Likewise, long-term benefits such as seniority awards and pre-retirements, are recognized as liabilities equivalent to the amount discounted from the benefit the Group expects to pay.

The recognition of these liabilities generated an increase in other non-financial liabilities and a negative result within employee benefits.

(i) Reverse repo

Pursuant to IFRS, a reverse repo transaction is recognized as a secured borrowing. Pursuant to the prior accounting framework, the bond received as collateral with the counterparty is recorded in other obligations through financial intermediation for an agreed upon amount of the sale future reverse operation.

As a result, the financing that was previously recorded in other receivables through financial intermediation was reclassified to repo transactions item and assets of received securities by repo transactions were recognized, consequently, with the reversion of the obligation through financial intermediation.

(j) Income tax

Pursuant to IFRS, tax charges for the financial year includes current and deferred taxes. The current income tax is calculated pursuant to passed laws and substantially passed as of these Financial Statements. The deferred tax is recognized pursuant to the liabilities method, given the temporary differences that arise between tax basis of assets and liabilities and amounts recorded in books in the Consolidated Financial Statements. Pursuant to the prior accounting framework, the Group recognized the current tax for the financial year.

The Tax effect of the recognition of the deferred tax accounts for an increase in deferred tax assets, an adjustment in results in income tax and an adjustment in other comprehensive results for the tax pursuant to the results recorded therein.

(k) Goodwill

Pursuant to the prior accounting framework, the recognized goodwill is amortized over a maximum 120-month term. Pursuant to IFRS, goodwill is not amortized, instead, it is subject to an annual assessment for impairment. As a result, the value of intangible assets with their counterparty in other operating expenses has increased.

(l) Loyalty Programs

As part of the Bank’s loyalty programs, the Group relies on a point reward program based on credit and debit card consumption. Such points can be redeemed into different products or tourism services. Such points can be redeemed over a specific term and after such term they expire and cannot be redeemed.

Pursuant to IFRS 15, this constitutes a performance obligation. The Group establishes a liability based on the fair value of the points issued that are expected to be exchanged by customers. Points to be redeemed are estimated based on the historical redemption behavior of each program. The liability is reduced and the revenue is recognized when it satisfies its performance obligation relating to the points, in this case when the points are redeemed by customers or expired.

The adjustment to liabilities has increased other non-financial liabilities. Interest income was also adjusted to recognize a deferred revenue that will be accounted for as revenue once points are redeemed or expired.

(m) Transfer of Financial Assets

Pursuant to the previous accounting framework, the Entity records a derecognition of assets of the portfolios transfer for the constitution of financial trusts and the portfolios sales with recourse for the transferor. Pursuant to IFRS 9 “Financial Instruments” it is necessary to analyze if the Entity has substantially transferred all the risks and rewards inherent to the transferred asset. From the analysis performed it can be drawn that this is not fulfilled, therefore, the Entity will continue recognizing such transferred asset in its entirety and will recognize financial liabilities for the received consideration.

Therefore, the Company does not derecognize the assets for transferred portfolios and recognize a liability for the received consideration and an adjustment of interest incomes, interest expenses and uncollectibility charges.

(n) Financial trusts

The Group controls a financial trust when the Group is exposed to, or has rights to, variable returns from its involvement with the trust and has the ability to affect those returns through its power to direct the activities of the trust. Financial Trusts are consolidated from the date on which the control is transferred to the Group. They are deconsolidated from the date that control ceases.

As for financial trusts, the Group has evaluated the following:

•	The purpose and design of the trust

•	Identification of relevant activities of the trust

•	Decision-making process on these activities

•	If the Group has the power to direct the relevant activities of the trust

•	If the Group is exposed to, or has rights to, variable returns from its involvement with the trust

•	If the Group has the ability to affect those returns through its power over the trust

In accordance with the aforementioned, the Group controls such financial trusts and, therefore, such structured entities have been consolidated.

(o) Non-controlling interest

Pursuant to IFRS 10, the non-controlling interests will be reported in the consolidated financial statement, within shareholders’ equity, separately from the shareholder’s equity attributable to owners of the Group. Under the previous accounting framework, non-controlling interest is reported within liabilities.

As a result, the entity has made the appropriate reclassification. Additionally, the financial trust property from which the Bank does not own participation certificates has been imputed in this line.

(p) Measuring Unit

As described in Note 1.2.b. the Group adjusted all the non-monetary items in order to reflect the impact of the inflation adjustment reporting in term of the current measuring unit as of the end of the year.